American Beacon Advisors, Inc.

220 E. Las Colinas Blvd., Ste. 1200

Irving, TX 75039

March 9, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	American Beacon Select Funds 1933 Act File No. 333-88343 1940 Act File No. 811-9603

Dear Sir or Madam:

               Enclosed for filing, pursuant to Rule 497(c) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in the American Beacon U.S. Government Money Market Select Fund(the “Fund”), a series of the American Beacon Select Funds.  The exhibits reflect updated risk/return summary information for the Fund, as filed with the Securities and Exchange Commission pursuant to Rule 497(c) on February 25, 2016 (Accession Number: 0000809593-16-000101), which is incorporated herein by reference.

               If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

Sincerely,

/s/ Rosemary Behan
Rosemary Behan
Chief Legal Officer

cc:	Kathy K. Ingber, Esq.
K&L Gates LLP

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